Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of key revenues streams
The Group’s principal business segments at revenue level are as below:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Audio entertainment	1,167,934	1,481,120	2,101,475
Podcast, advertising and others	12,663	21,788	18,039

Total	1,180,597	1,502,908	2,119,514